Other assets (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of other current assets
	Consolidated Group
	2023 A$	2022 A$
Current
Prepayments	161,718	157,435
Deposits	69,942	72,659
Advances	125,122	-
	356,782	230,094